CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 144,151	$ 128,878
Restricted cash	56	84
Cash, cash equivalents and restricted cash	$ 144,207	$ 128,962